UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Lawrence B. Stoller, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	6/30

Date of reporting period:	9/30/2007

Item 1:                    Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT

SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

September 30, 2007

				Principal
	Interest	Maturity		Amount	Amortized
Investments	Rate	Date	Rating+	(000)	Cost
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 78.41%
Federal Home Loan Bank	4.60%	10/17/2007	A-1+	$20,000	$19,959,111
Federal Home Loan Bank	4.62%	10/24/2007	A-1+	25,000	24,926,208
Federal Home Loan Bank	4.71%	10/12/2007	A-1+	20,000	19,971,217
Federal Home Loan Bank	4.89%	12/14/2007	A-1+	10,000	9,899,483
Federal Home Loan Bank	4.94%	12/10/2007	A-1+	8,000	7,923,156
Federal Home Loan Bank	5.115%	11/2/2007	A-1+	15,000	14,931,800
Federal Home Loan Mortgage Corp.	4.75%	10/10/2007	A-1+	19,807	19,783,479
Federal Home Loan Mortgage Corp.	4.75%	11/19/2007	A-1+	25,000	24,838,368
Federal Home Loan Mortgage Corp.	5.07%	10/16/2007	A-1+	5,138	5,127,146
Federal Home Loan Mortgage Corp.	5.11%	11/30/2007	A-1+	8,951	8,874,767
Federal Home Loan Mortgage Corp.	5.11%	12/10/2007	A-1+	2,438	2,413,776
Federal Home Loan Mortgage Corp.	5.12%	11/5/2007	A-1+	30,000	29,850,667
Federal Home Loan Mortgage Corp.	5.123%	10/29/2007	A-1+	15,000	14,940,232
Federal Home Loan Mortgage Corp.	5.14%	10/9/2007	A-1+	10,000	9,988,578
Federal National Mortgage Assoc.	4.57%	11/1/2007	A-1+	15,700	15,638,216
Federal National Mortgage Assoc.	5.06%	10/31/2007	A-1+	25,000	24,894,583
Federal National Mortgage Assoc.	5.065%	10/10/2007	A-1+	5,223	5,216,386
Federal National Mortgage Assoc.	5.065%	10/24/2007	A-1+	19,943	19,878,465
Federal National Mortgage Assoc.	5.065%	10/26/2007	A-1+	12,350	12,306,561
Federal National Mortgage Assoc.	5.07%	10/3/2007	A-1+	5,000	4,998,592
Federal National Mortgage Assoc.	5.10%	12/26/2007	A-1+	10,000	9,878,167
Federal National Mortgage Assoc.	5.125%	11/14/2007	A-1+	25,000	24,843,403
Federal National Mortgage Assoc.	5.14%	10/17/2007	A-1+	12,296	12,267,910

Total Government Sponsored Enterprises Securities					343,350,271

See Notes to Schedule of Investments.

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Schedule of Investments (unaudited) (concluded)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT

SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

September 30, 2007

	Principal
	Amount	Amortized
Investments	(000)	Cost
Repurchase Agreements 22.49%

Repurchase Agreement dated 9/28/2007, 4.75% due 10/1/2007 with J.P. Morgan Chase & Co. collateralized by $99,120,000 of Federal Home Loan Bank at 5.49125% due 9/5/2008; value: $99,574,654; proceeds: $97,303,501	$97,265	$97,265,000

Repurchase Agreement dated 9/28/2007, 4.38% due 10/1/2007 with State Street Bank & Trust Co. collateralized by $1,500,000 of U.S. Treasury Notes at 4.50% due 5/15/2017; value: $1,518,750; proceeds: $1,236,541	1,236	1,236,090
Total		98,501,090
Total Investments in Securities 100.90%		441,851,361	*
Liabilities in Excess of Other Assets (0.90%)		(3,930,217)
Net Assets 100.00%		$437,921,144

+ Ratings shown are unaudited.

* Cost for Federal income tax purposes is $437,921,144. Average maturity of investments: 27 days.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1.           ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high-quality, short-term, liquid securities.

2.           SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation—The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b)      Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)       Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.           INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by various government sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise obligations. There is no assurance that the U.S. Government will provide financial support to such enterprises.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect the Fund’s performance.

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Item 2:         Controls and Procedures.

(a)     Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:         Exhibits.

(i)      Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Chief Financial Officer and Vice President
Date: November 27, 2007